Provision for rehabilitation and closure costs - Reconciliation (Details) - Provision for rehabilitation and closure costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year	$ 19,037	$ 18,970
Change in estimates	1,854	2,225
Accretion expense	2,191	1,077
Settled	(2,238)	(2,039)
Foreign exchange	1,328	(1,196)
Balance, end of year	$ 22,172	$ 19,037